Consolidated Statements of Changes in Equity - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Warrants [member]	Total reserves [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2017	102,199,625
Balance at Dec. 31, 2017	$ 118,054,463	$ 14,848,874	$ 679,402	$ 15,528,276	$ (68,852,426)	$ 64,730,313
Statement Line Items [Line Items]
Share-based payments		1,308,740		1,308,740		1,308,740
Private placements, net of share issue costs (in shares)	9,440,000
Private placements, net of share issue costs	$ 8,838,441					8,838,441
Finders' warrants issued pursuant to private placement	$ (36,566)		36,566	36,566
Shares issued for cash on exercise of stock options (in shares)	23,000
Shares issued for cash on exercise of stock options	$ 16,560					16,560
Fair value of cash stock options transferred to share capital	$ 6,670	(6,670)		(6,670)
Shares issued on cashless exercise of stock options (in shares)	64,094
Shares issued on cashless exercise of stock options
Share issue costs on cashless exercise of options	(17,282)					(17,282)
Fair value of cashless stock options transferred to share capital	160,080	(160,080)		(160,080)
Total comprehensive loss for the year					(3,511,667)	(3,511,667)
Balance (in shares) at Dec. 31, 2018	111,726,719
Balance at Dec. 31, 2018	$ 127,022,366	15,990,864	715,968	16,706,832	(72,364,093)	71,365,105
Statement Line Items [Line Items]
Share-based payments		933,120		933,120		933,120
Fair value of cashless stock options transferred to share capital
Total comprehensive loss for the year					(3,763,075)	(3,763,075)
Fair value of warrants issued for arrangement fee on gold loan payable		50,000		50,000		50,000
Balance (in shares) at Dec. 31, 2019	111,726,719
Balance at Dec. 31, 2019	$ 127,022,366	16,973,984	715,968	17,689,952	(76,127,168)	68,585,150
Statement Line Items [Line Items]
Share-based payments		1,784,500		1,784,500		1,784,500
Private placements, net of share issue costs (in shares)	8,609,658
Private placements, net of share issue costs	$ 3,850,209					3,850,209
Shares issued for cash on exercise of stock options (in shares)	188,000
Shares issued for cash on exercise of stock options	$ 158,090					158,090
Fair value of cash stock options transferred to share capital	$ 51,980	(51,980)		(51,980)
Shares issued on cashless exercise of stock options (in shares)	105,877
Shares issued on cashless exercise of stock options
Share issue costs on cashless exercise of options	(40,157)					(40,157)
Fair value of cashless stock options transferred to share capital	178,480	(178,480)		(178,480)
Total comprehensive loss for the year					(3,129,368)	(3,129,368)
Share issue costs	$ (40,990)					(40,990)
Warrants exercised (in shares)	20,000
Warrants exercised	$ 10,000					10,000
Balance (in shares) at Dec. 31, 2020	120,650,254
Balance at Dec. 31, 2020	$ 131,189,978	$ 18,528,024	$ 715,968	$ 19,243,992	$ (79,256,536)	$ 71,177,434